UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments

     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 101.2%
Aerospace & Defense — 1.7%
37,980	General Dynamics Corp.	$4,115,513

Auto Parts & Related — 2.2%
78,025	Eaton Corp.	5,258,885

Banks — 11.3%
180,000	Bank of America Corp.	8,328,600
164,725	Citigroup, Inc.	7,371,444
139,003	J.P. Morgan Chase & Co.	5,233,463
184,050	KeyCorp	6,127,024

		27,060,531

Beverages — 2.8%
132,800	PepsiCo, Inc.	6,628,048

Broadcasting & Cable — 3.7%
50,300	Clear Channel Communications, Inc.	1,694,104
159,700	Univision Communications, Inc.*	4,806,970
104,870	Westwood One, Inc.*	2,351,185

		8,852,259

Commercial Services — 2.4%
66,400	The McGraw-Hill Companies, Inc.	5,825,272

Computer Hardware — 4.3%
55,340	CDW Corp.	3,636,945
165,500	Dell, Inc.*	6,706,060

		10,343,005

Computer Services — 1.9%
111,500	First Data Corp.	4,581,535

Computer Software — 5.6%
286,885	Activision, Inc.*	4,509,832
25,000	Electronic Arts, Inc.*	1,222,500
284,700	Microsoft Corp.	7,632,807

		13,365,139

Consumer Services — 2.2%
226,500	Cendant Corp.	5,134,755

Drugs & Medicine — 3.7%
128,675	Pfizer, Inc.	3,573,305
133,200	Wyeth	5,310,684

		8,883,989

Electrical Equipment — 3.9%
274,425	Tyco International Ltd.	9,322,217

Electric Utilities — 2.3%
107,350	PPL Corp.	5,576,833

Financials — 8.3%
148,010	Countrywide Financial Corp.	4,915,412
92,800	Fannie Mae	6,375,360
184,100	MBNA Corp.	4,889,696
326,900	The Charles Schwab Corp.	3,523,982

		19,704,450

Foods — 4.6%
48,175	General Mills, Inc.	2,191,481
91,575	Monsanto Co.	4,214,281
65,500	Wm. Wrigley Jr. Co.	4,506,400

		10,912,162

Gaming/Lodging — 2.0%
76,500	Harrah's Entertainment, Inc.	4,697,100

Health Care Services — 2.2%

Shares	Description	Value
143,400	Caremark Rx, Inc.*	5,127,984

Household/Personal Care — 0.7%
46,712	Avon Products, Inc.	1,753,568

Insurance — 4.3%
78,525	American International Group, Inc.	4,974,559
68,690	XL Capital Ltd.	5,176,479

		10,1 51,037

Medical Products — 3.0%
131,245	Baxter International, Inc.	4,153,904
46,600	Guidant Corp.	3,021,078

		7,174,982

Movies & Entertainment — 5.3%
84,925	Fox Entertainment Group, Inc.*	2,496,795
279,300	Time Warner, Inc.*	4,946,403
152,100	Viacom, Inc. Class B	5,277,870

		12,721,068

Networking Telecom Equipment — 1.2%
844,850	Nortel Networks Corp.*	2,931,630

Oil & Gas — 7.6%
216,856	Burlington Resources, Inc.	10,064,287
148,567	ChevronTexaco Corp.	8,111,758

		18,176,045

Property Insurance — 2.0%
92,440	RenaissanceRe Holdings Ltd.	4,654,354

Publishing — 0.5%
29,513	Lamar Advertising Co.*	1,163,993

Retailing — 6.0%
103,400	Family Dollar Stores, Inc.	3,029,620
56,400	Lowe's Companies, Inc.	3,120,612
95,400	The Home Depot, Inc.	3,982,950
80,400	Wal-Mart Stores, Inc.	4,185,624

		14,318,806

Semiconductors — 3.8%
59,700	Linear Technology Corp.	2,278,152
163,100	QUALCOMM, Inc.	6,788,222

		9,066,374

Tobacco — 1.7%
70,515	Altria Group, Inc.	4,053,907

TOTAL COMMON STOCKS		$241,555,442

TOTAL INVESTMENTS — 101.2%		$241,555,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

GOLDMAN SACHS RESEARCH SELECT FUND

     Statement of Investments (continued)

      November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2004, the Research Select Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$201,337,401

Gross unrealized gain	44,837,907
Gross unrealized loss	(4,619,866)

Net unrealized security gain	$40,218,041

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments
November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Biotechnology — 1.1%
253,700	MedImmune, Inc.*	$6,748,420

Brokers — 3.0%
153,976	Merrill Lynch & Co., Inc.	8,578,003
101,484	The Bear Stearns Cos., Inc.	9,902,809

		18,480,812

Chemical — 3.1%
308,200	Monsanto Co.	14,183,364
109,549	Rohm & Haas Co.	4,830,015

		19,013,379

Computer Hardware — 1.8%
120,336	CDW Corp.	7,908,482
162,473	Hewlett-Packard Co.	3,249,460

		11,157,942

Computer Software — 3.6%
561,656	Activision, Inc.*	8,829,232
509,200	Microsoft Corp.	13,651,652

		22,480,884

Consumer Durables — 2.2%
377,800	Masco Corp.	13,325,006

Defense/Aerospace — 1.3%
73,335	General Dynamics Corp.	7,946,581

Diversified Energy — 2.0%
745,000	The Williams Companies, Inc.	12,419,150

Drugs — 1.5%
80,800	Johnson & Johnson	4,873,856
156,300	Pfizer, Inc.	4,340,451

		9,214,307

Electrical Utilities — 5.7%
193,728	Entergy Corp.	12,557,449
195,738	FirstEnergy Corp.	8,266,015
281,065	PPL Corp.	14,601,327

		35,424,791

Energy Resources — 11.7%
516,643	Burlington Resources, Inc.	23,977,402
536,354	ChevronTexaco Corp.	29,284,928
70,510	ConocoPhillips	6,415,705
127,608	EOG Resources, Inc.	9,579,533
61,500	Exxon Mobil Corp.	3,151,875

		72,409,443

Food & Beverage — 1.5%
99,580	General Mills, Inc.	4,529,894
143,078	Kraft Foods, Inc.	4,893,268

		9,423,162

Health Insurance — 0.7%
36,000	Aetna, Inc.	4,266,360

Home Products — 2.7%
184,673	Avon Products, Inc.	6,932,624
186,670	The Procter & Gamble Co.	9,983,112

		16,915,736

Hotel & Leisure — 1.1%
106,385	Harrah’s Entertainment, Inc.	6,532,039

Shares	Description	Value
Large Banks — 12.3%
619,580	Bank of America Corp.	28,667,967
595,075	Citigroup, Inc.	26,629,606
554,360	J.P. Morgan Chase & Co.	20,871,654

		76,169,227

Life Insurance — 0.7%
117,625	MetLife, Inc.	4,587,375

Media — 6.6%
325,365	Fox Entertainment Group, Inc.*	9,565,731
157,648	Lamar Advertising Co.*	6,217,637
1,003,700	Time Warner, Inc.*	17,775,527
208,200	Viacom, Inc. Class B	7,224,540

		40,783,435

Medical Products — 1.3%
257,300	Baxter International, Inc.	8,143,545

Motor Vehicle — 1.3%
175,010	Autoliv, Inc.	8,179,967

Paper & Packaging — 1.3%
341,075	Packaging Corp. of America	7,844,725

Parts & Equipment — 5.1%
143,902	Eaton Corp.	9,698,995
644,600	Tyco International Ltd.	21,897,062

		31,596,057

Property Insurance — 6.0%
96,800	American International Group, Inc.	6,132,280
11,300	Everest Re Group Ltd.	952,251
99,815	PartnerRe Ltd.	6,110,674
182,989	RenaissanceRe Holdings Ltd. Series B	9,213,496
148,700	Willis Group Holdings Ltd.	5,628,295
123,438	XL Capital Ltd.	9,302,288

		37,339,284

Regionals — 4.2%
338,790	KeyCorp	11,278,319
64,930	M&T Bank Corp.	6,844,272
54,918	PNC Financial Services Group	2,987,539
136,677	Regions Financial Corp.	4,782,328

		25,892,458

REITs — 1.7%
140,630	iStar Financial, Inc.	6,173,657
98,475	Liberty Property Trust	4,037,475

		10,211,132

Retail Apparel — 1.8%
261,030	The Home Depot, Inc.	10,898,003

Semiconductors — 0.3%
134,600	National Semiconductor Corp.*	2,080,916

Specialty Financials — 2.7%
195,510	Countrywide Financial Corp.	6,492,887
153,528	Freddie Mac	10,479,821

		16,972,708

Telecommunications Equipment — 1.4%
2,404,098	Nortel Networks Corp.*	8,342,220

Telephone — 2.4%
654,300	Sprint Corp.	14,924,583

Thrifts — 0.8%
41,900	Golden West Financial Corp.	4,996,156

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Shares	Description	Value
Tobacco — 2.5%
268,703	Altria Group, Inc.	$15,447,735

Transports — 0.7%
279,400	Southwest Airlines Co.	4,394,962

Trust/Processors — 1.8%
338,654	The Bank of New York Co., Inc.	11,145,103

TOTAL COMMON STOCKS		$605,707,603

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 3.6%
Joint Repurchase Agreement Account II¤
$22,000,000	2.08%	12/01/2004	$22,000,000
Maturity Value: $22,001,271

TOTAL INVESTMENTS — 101.5%			$627,707,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II *— At November 30, 2004, the Large Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $22,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Large Cap Value Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$541,120,597

Gross unrealized gain	91,180,365
Gross unrealized loss	(4,593,359)

Net unrealized security gain	$86,587,006

GOLDMAN SACHS BALANCED FUND

Statement of Investments
November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 53.4%
Banks — 3.6%
60,700	Bank of America Corp.	$2,808,589
64,538	Citigroup, Inc.	2,888,076
58,168	J.P. Morgan Chase & Co.	2,190,025

		7,886,690

Beverages — 1.0%
38,720	PepsiCo, Inc.	1,932,515
9,600	The Coca-Cola Co.	377,376

		2,309,891

Biotechnology — 0.6%
22,300	Amgen, Inc.*	1,338,892

Broadcasting & Cable/Satellite TV — 0.9%
16,826	Clear Channel Communications, Inc.	566,700
22,200	Univision Communications, Inc.*	668,220
19,600	Westwood One, Inc.*	439,432
8,300	XM Satellite Radio Holdings, Inc.*	306,353

		1,980,705

Brokers — 0.4%
8,600	The Bear Stearns Companies, Inc.	839,188

Chemicals — 0.9%
18,900	Rohm & Haas Co.	833,301
21,900	The Dow Chemical Co.	1,105,293

		1,938,594

Commercial Services — 1.1%
9,200	Moody’s Corp.	742,900
20,650	The McGraw-Hill Companies, Inc.	1,811,624

		2,554,524

Computer Hardware — 1.4%
9,900	CDW Corp.	650,628
48,800	Dell, Inc.*	1,977,376
28,400	Hewlett-Packard Co.	568,000

		3,196,004

Computer Services — 0.5%
27,400	First Data Corp.	1,125,866

Computer Software — 2.4%
56,850	Activision, Inc.*	893,682
9,100	Electronic Arts, Inc.*	444,990
151,400	Microsoft Corp.	4,059,034

		5,397,706

Consumer Durables — 0.4%
23,700	Masco Corp.	835,899

Consumer Services — 0.5%
48,200	Cendant Corp.	1,092,694

Defense/Aerospace — 0.3%
5,700	General Dynamics Corp.	617,652

Drugs & Medicine — 2.3%
8,650	Eli Lilly & Co.	461,305
8,200	Johnson & Johnson	494,624
94,646	Pfizer, Inc.	2,628,319
14,300	Schering-Plough Corp.	255,255
30,900	Wyeth	1,231,983

		5,071,486

Shares	Description	Value
Electrical Equipment — 1.9%
61,500	General Electric Co.	2,174,640
61,900	Tyco International Ltd.	2,102,743

		4,277,383

Electrical Utilities — 2.5%
13,400	Ameren Corp.	648,828
14,100	Dominion Resources, Inc.	923,127
17,015	Entergy Corp.	1,102,912
21,328	Exelon Corp.	889,591
16,830	FirstEnergy Corp.	710,731
24,075	PPL Corp.	1,250,696

		5,525,885

Energy Resources — 0.3%
7,201	ConocoPhillips	655,219

Environmental & Other Services — 0.3%
22,527	Waste Management, Inc.	671,530

Financials — 4.6%
19,100	American Capital Strategies Ltd.	610,054
16,590	Countrywide Financial Corp.	550,954
41,200	Fannie Mae	2,830,440
22,500	Freddie Mac	1,535,850
5,200	Golden West Financial Corp.	620,048
46,500	MBNA Corp.	1,235,040
19,035	Merrill Lynch & Co., Inc.	1,060,440
7,000	Morgan Stanley	355,250
9,820	SLM Corp.	502,489
55,190	The Charles Schwab Corp.	594,948
7,300	Washington Mutual, Inc.	297,183

		10,192,696

Financial Technology — 0.1%
8,700	CheckFree Corp.*	322,335

Food & Beverage — 1.2%
10,000	General Mills, Inc.	454,900
13,217	H.J. Heinz Co.	491,144
19,300	Kraft Foods, Inc.	660,060
15,400	Wm. Wrigley Jr. Co.	1,059,520

		2,665,624

Gaming/Lodging — 1.2%
19,500	GTECH Holdings Corp.	470,925
16,700	Harrah’s Entertainment, Inc.	1,025,380
11,100	Marriott International, Inc.	631,035
12,400	Starwood Hotels & Resorts Worldwide, Inc. Class B	648,396

		2,775,736

Health Care Services — 0.5%
29,500	Caremark Rx, Inc.*	1,054,920

Health Insurance — 0.1%
1,400	Aetna, Inc.	165,914

Household/Personal Care — 2.0%
39,100	Avon Products, Inc.	1,467,814
5,000	Colgate-Palmolive Co.	229,950
7,300	Energizer Holdings, Inc.*	340,910
11,300	The Clorox Co.	622,856
32,108	The Procter & Gamble Co.	1,717,136

		4,378,666

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Shares	Description	Value
Insurance — 0.6%
4,100	AMBAC Financial Group, Inc.	$333,453
26,300	Willis Group Holdings Ltd.	995,455

		1,328,908

Internet & Online — 0.7%
8,050	eBay, Inc.*	905,223
2,200	Google, Inc.*•	402,600
5,700	Yahoo!, Inc.*	214,434

		1,522,257

Manufacturing — 0.2%
4,850	3M Co.	386,012

Media — 0.3%
19,271	Fox Entertainment Group, Inc.*	566,567

Medical Products — 1.0%
24,400	Baxter International, Inc.	772,260
8,500	Guidant Corp.	551,055
13,200	Medtronic, Inc.	634,260
9,200	St. Jude Medical, Inc.*	350,888

		2,308,463

Motor Vehicle — 0.3%
12,900	Autoliv, Inc.	602,946

Movies & Entertainment — 2.3%
29,060	Liberty Media Corp. Series A*	300,190
125,150	Time Warner, Inc.*	2,216,406
74,193	Viacom, Inc. Class B	2,574,497

		5,091,093

Networking Telecom Equipment — 0.5%
54,800	Cisco Systems, Inc.*	1,025,308

Oil & Gas — 3.2%
32,400	Burlington Resources, Inc.	1,503,684
61,100	ChevronTexaco Corp.	3,336,060
44,567	Exxon Mobil Corp.	2,284,059

		7,123,803

Paper & Packaging — 0.3%
26,600	Packaging Corp. of America	611,800

Parts & Equipment — 0.5%
15,500	Eaton Corp.	1,044,700

Property Insurance — 1.4%
15,700	PartnerRe Ltd.	961,154
14,378	RenaissanceRe Holdings Ltd. Series B	723,932
16,100	The Allstate Corp.	813,050
7,682	XL Capital Ltd.	578,916

		3,077,052

Publishing — 1.0%
6,600	Gannett Co., Inc.	544,434
22,000	Lamar Advertising Co.*	867,680
11,300	The E.W. Scripps Co.	528,162
6,750	Valassis Communications, Inc.*	229,162

		2,169,438

Regionals — 1.1%
34,600	KeyCorp.	1,151,834
5,600	PNC Financial Services Group	304,640
25,178	Regions Financial Corp.	880,978

		2,337,452

Shares	Description	Value
REITs — 1.6%
16,800	Apartment Investment & Management Co.	611,016
15,100	Developers Diversified Realty Corp.	650,055
38,500	iStar Financial, Inc.	1,690,150
16,800	Plum Creek Timber Co., Inc.	621,600

		3,572,821

Retail Apparel — 0.6%
15,400	J. C. Penney Co., Inc.	594,440
23,015	The May Department Stores Co.	647,182

		1,241,622

Retailing — 2.0%
10,900	Dollar Tree Stores, Inc.*	303,347
24,700	Family Dollar Stores, Inc.	723,710
23,200	Lowe’s Cos., Inc.	1,283,656
10,200	PETCO Animal Supplies, Inc.*	368,832
31,900	Wal-Mart Stores, Inc.	1,660,714

		4,340,259

Semiconductors — 1.9%
31,600	Intel Corp.	706,260
24,900	Linear Technology Corp.	950,184
13,800	National Semiconductor Corp.	213,348
55,800	QUALCOMM, Inc.	2,322,396

		4,192,188

Telecommunications — 0.4%
23,000	American Tower Corp.*	416,990
24,300	Crown Castle International Corp.*	410,184

		827,174

Telecommunications Equipment — 0.2%
161,700	Nortel Networks Corp.*	561,099

Telephone — 1.1%
57,800	Sprint Corp.	1,318,418
29,400	Verizon Communications, Inc.	1,212,162

		2,530,580

Tobacco — 0.8%
32,500	Altria Group, Inc.	1,868,425

Transports — 0.1%
18,900	Southwest Airlines Co.	297,297

Trust/Processors — 0.3%
20,000	The Bank of New York Co., Inc.	658,200

TOTAL COMMON STOCKS		$118,157,163

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 7.2%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
$125,000	8.50%	05/15/2011	$136,875
Bombardier Capital, Inc. Series A†
75,000	6.13	06/29/2006	75,563
Bombardier, Inc.†
50,000	6.30	05/01/2014	45,000

			257,438

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value

Airlines — 0.0%
Northwest Airlines, Inc.-Trust Series A
$17,775	8.26%		03/10/2006	$16,953

Automotive — 0.4%
DaimlerChrysler NA Holding Corp.#
450,000	2.94		09/10/2007	450,486
Ford Motor Co.
325,000	6.63		10/01/2028	293,326
25,000	6.38		02/01/2029	21,859
75,000	7.45		07/16/2031	72,979

				838,650

Banks — 1.8%
ANZ Capital Trust I†±
125,000	4.48		01/29/2049	123,887
300,000	5.36		12/29/2049	300,909
Astoria Financial Corp.
150,000	5.75		10/15/2012	155,882
Bank United Corp.
50,000	8.88		05/01/2007	55,457
Citigroup, Inc.†
450,000	5.00		09/15/2014	446,292
DBS Bank Ltd.#†
325,000	5.00		11/15/2019	317,109
Greenpoint Bank
125,000	9.25		10/01/2010	153,744
GreenPoint Financial Corp.
150,000	3.20		06/06/2008	145,881
HBOS Capital Funding LP#†±
425,000	6.07		12/31/2004	450,747
HSBC Capital Funding LP#†±
525,000	4.61		12/29/2049	502,736
MIZUHO Financial Group Ltd. (Cayman)†
200,000	5.79		04/15/2014	206,402
Popular N.A. Capital Trust I
125,000	6.56		09/15/2034	127,058
Popular North America, Inc.
150,000	3.88		10/01/2008	148,293
Popular North America, Inc. Series E
100,000	6.13		10/15/2006	104,688
Sovereign Bancorp, Inc.#
125,000	2.71		08/25/2006	125,021
Sovereign Bank
246,301	10.20	†	06/30/2005	251,168
50,000	5.13		03/15/2013	49,392
150,000	4.38	#	08/01/2013	149,624
Washington Mutual, Inc.
100,000	8.25		04/01/2010	117,197

				3,931,487

Chemicals — 0.1%
Lyondell Chemical Co. Series B
100,000	9.88		05/01/2007	105,250
The Lubrizol Corp.
75,000	4.63		10/01/2009	74,372
50,000	5.50		10/01/2014	49,324

				228,946

Diversified Manufacturing — 0.3%
Tyco International Group SA
150,000	6.38		06/15/2005	152,698

Principal	Interest	Maturity
Amount	Rate	Date	Value
400,000	6.38	02/15/2006	414,360
50,000	6.75	02/15/2011	55,411

			622,469

Electric — 0.6%
CenterPoint Energy, Inc.
25,000	7.25	09/01/2010	27,747
FirstEnergy Corp. Series B
50,000	6.45	11/15/2011	53,734
FirstEnergy Corp. Series C
260,000	7.38	11/15/2031	287,606
TXU Corp.†
350,000	4.80	11/15/2009	349,351
400,000	5.55	11/15/2014	393,780
150,000	6.50	11/15/2024	146,685

			1,258,903

Entertainment — 0.0%
Time Warner Entertainment Co. LP
25,000	8.38	03/15/2023	30,402

Environmental — 0.1%
Allied Waste North America, Inc. Series B
250,000	7.63	01/01/2006	256,875

Food & Beverage — 0.0%
Tyson Foods, Inc.
50,000	7.25	10/01/2006	53,159
50,000	8.25	10/01/2011	58,932

			112,091

Gaming — 0.2%
Caesars Entertainment, Inc.
125,000	8.88	09/15/2008	142,187
50,000	7.50	09/01/2009	56,000
Harrah’s Operating Co., Inc.
250,000	5.50	07/01/2010	256,558
MGM Mirage
50,000	8.50	09/15/2010	56,813

			511,558

Health Care — 0.1%
Anthem Insurance Cos., Inc.†
50,000	9.13	04/01/2010	60,350
HCA, Inc.
200,000	6.95	05/01/2012	208,770
25,000	6.30	10/01/2012	25,098

			294,218

Integrated — 0.1%
Amerada Hess Corp.
175,000	7.13	03/15/2033	187,147

Life Insurance — 0.1%
Prudential Funding LLC†
200,000	6.60	05/15/2008	216,115

Media-Cable — 0.4%
Comcast Cable Communications Holdings, Inc.
65,000	8.38	03/15/2013	78,666
225,000	9.46	11/15/2022	303,402
Comcast Cable Communications, Inc.
100,000	6.38	01/30/2006	103,532
Cox Enterprises, Inc.†
75,000	4.38	05/01/2008	74,794

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Lenfest Communications, Inc.
$200,000	8.38%	11/01/2005	$209,329
Rogers Cable, Inc.
150,000	5.50	03/15/2014	139,875

			909,598

Media-Non Cable — 0.3%
AMFM, Inc.
500,000	8.00	11/01/2008	560,000

Noncaptive - Financial — 0.1%
PHH Corp.
150,000	7.13	03/01/2013	166,952

Paper — 0.0%
Weyerhaeuser Co.
75,000	6.00	08/01/2006	78,150

Pipelines — 0.2%
CenterPoint Energy Resources Corp. Series B
75,000	7.88	04/01/2013	88,152
400,000	5.95	01/15/2014	418,373

			506,525

Property/Casualty Insurance — 0.7%
ACE INA Holdings, Inc.
150,000	8.30	08/15/2006	160,998
175,000	5.88	06/15/2014	175,856
ACE Ltd.
200,000	6.00	04/01/2007	208,293
Arch Capital Group Ltd.
250,000	7.35	05/01/2034	255,831
CNA Financial Corp.
25,000	6.50	04/15/2005	25,306
65,000	6.75	11/15/2006	68,168
30,000	6.95	01/15/2018	31,563
50,000	7.25	11/15/2023	52,727
Liberty Mutual Group†
100,000	5.75	03/15/2014	95,761
50,000	7.00	03/15/2034	48,719
QBE Insurance Group Ltd.#†
250,000	5.65	07/01/2023	242,395
SAFECO Corp.
150,000	4.20	02/01/2008	150,955

			1,516,572

REITs — 0.3%
iStar Financial, Inc.
50,000	6.50	12/15/2013	52,032
iStar Financial, Inc. Series B
200,000	5.70	03/01/2014	200,053
Simon Property Group LP
200,000	6.88	10/27/2005	206,207
100,000	6.38	11/15/2007	106,628
100,000	7.00	06/15/2008	108,284

			673,204

Tobacco — 0.1%
Altria Group, Inc.
100,000	6.38	02/01/2006	102,485
150,000	5.63	11/04/2008	151,869

			254,354

Wireless Telecommunications — 0.4%
America Movil SA de CV

Principal		Interest	Maturity
Amount		Rate	Date	Value
	425,000	4.13	03/01/2009	414,252
	50,000	5.50	03/01/2014	48,416
SBC Communications, Inc.
	250,000	4.13	09/15/2009	248,041
Triton PCS, Inc.•
	125,000	8.75	11/15/2011	96,250

				806,959

Wirelines Telecommunications — 0.8%
Deutsche Telekom International Finance BV
	175,000	8.25	06/15/2005	179,957
	300,000	8.75	06/15/2030	385,447
Qwest Corp.†
	50,000	9.13	03/15/2012	57,062
Sprint Capital Corp.
	275,000	6.13	11/15/2008	294,121
	125,000	6.88	11/15/2028	132,887
Telecom Italia Capital†
	325,000	4.95	09/30/2014	314,731
TPSA Finance BV†
	175,000	7.75	12/10/2008	192,660
Verizon New York, Inc. Series A
	100,000	6.88	04/01/2012	110,757

				1,667,622

TOTAL CORPORATE BONDS				$15,903,188

Emerging Market Debt — 2.2%
Federal Republic of Brazil
$190,000		11.00%	08/17/2040	$218,690
Republic of Guatemala†
	80,000	8.13	10/06/2034	82,100
Republic of Peru
	170,000	7.50	10/14/2014	233,847
Republic of Poland
PON	2,150,000	6.00	05/24/2009	661,852
Republic of South Africa
ZAR	6,110,000	13.00	08/31/2010	1,276,367
Republic of Turkey
	90,000	11.88	01/15/2030	123,750
Republic of Ukraine
	190,000	6.88	03/04/2011	185,250
Russian Federation
	260,000	5.00	03/31/2030	258,050
State of Qatar
	210,000	9.75	06/15/2030	301,875
Telefonos de Mexico SA de CV
	250,000	8.25	01/26/2006	263,740
United Mexican States
MXN	13,900,000	8.00	12/19/2013	1,110,359
	116,000	8.30	08/15/2031	131,370
	27,000	7.50	04/08/2033	28,134

TOTAL EMERGING MARKET DEBT				$4,875,384

Mortgage Backed Obligations — 19.5%
Adjustable Rate Federal National Mortgage Association (FNMA) # — 1.7%
	$900,000	6.63%	09/15/2009	$1,002,255

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$577,195	4.11%	09/01/2032	$587,468
622,206	3.32	07/01/2033	624,486
814,279	4.38	12/01/2033	818,038
671,398	4.00	04/01/2034	680,023

			3,712,270

Federal Home Loan Mortgage Corp. (FHLMC) — 4.2%
221,944	8.00	07/01/2015	235,890
52,814	7.00	12/01/2015	55,867
198,369	6.50	07/01/2016	209,704
120,011	7.50	03/01/2027	128,867
291,736	6.50	12/01/2029	306,278
526,544	7.00	04/01/2031	557,735
581,717	6.50	08/01/2031	609,819
148,856	6.50	09/01/2031	156,120
428,018	7.00	06/01/2032	453,305
772,419	7.00	07/01/2032	818,054
101,525	6.50	08/01/2032	106,444
2,866,385	6.50	01/01/2033	3,005,250
890,554	6.50	04/01/2033	933,702
1,564,812	6.50	04/01/2034	1,640,122

			9,217,157

Federal National Mortgage Association (FNMA) — 1.0%
215,994	7.00	01/01/2016	228,377
21,209	7.00	02/01/2016	22,425
96,655	6.50	12/01/2029	101,556
205,374	7.00	11/01/2030	217,623
530,170	7.50	03/01/2031	566,605
547,858	6.50	04/01/2032	576,012
429,533	7.00	07/01/2032	454,974

			2,167,572

Collateralized Mortgage Obligations (CMOs) — 12.6%
Floater# — 2.7%
CS First Boston Mortgage Securities Corp. Series 2004-AR2, Class 6A4
683,862	2.51	03/25/2034	684,101
IMPAC CMB Trust Series 2004-1, Class A1
941,167	2.51	03/25/2034	943,614
IMPAC CMB Trust Series 2004-2, Class A1
960,617	2.58	11/25/2034	960,875
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
958,050	2.56	11/25/2034	959,207
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,477,433	2.45	11/25/2029	1,476,064
Sequoia Mortgage Trust Series 2004-11, Class A2
1,000,000	2.87	12/20/2034	1,000,000

			6,023,861

Home Equity — 4.6%
Chase Funding Net Interest Margin Note Series 2003-3A†
3,878	6.88	06/27/2036	3,876
Chase Funding Net Interest Margin Note Series 2003-6A†
25,248	5.00	01/27/2035	25,244
Chase Funding Net Interest Margin Note Series 2003-4A†
16,326	6.75	09/27/2036	16,307
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2#

Principal	Interest	Maturity
Amount	Rate	Date	Value
963,227	2.54	10/25/2034	963,382
Countrywide Home Equity Loan Trust Series 2002-E, Class A#
665,425	2.36	10/15/2028	665,737
Countrywide Home Equity Loan Trust Series 2003-A, Class A#
1,641,814	2.45	03/15/2029	1,642,035
Countrywide Home Equity Loan Trust Series 2003-D, Class A#
976,057	2.36	06/15/2029	972,975
Countrywide Home Equity Loan Trust Series 2003-E, Class A#
933,229	2.36	07/15/2029	933,375
Countrywide Home Equity Loan Trust Series 2004-I, Class A#
1,922,125	2.39	12/15/2004	1,925,129
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A#
1,000,000	2.52	12/15/2033	1,000,000
Cwabs, Inc.#
1,000,000	2.53	05/25/2033	1,000,720
IMPAC CMB Trust Series 2004-10, Class 2A#
1,000,000	2.48	03/25/2035	1,000,000

			10,148,780

Interest Only@ — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
437,082	5.50	06/25/2033	57,076
Countrywide Home Loans Series 2003-42, Class 2X1#
2,528,040	0.39	10/25/2033	18,124
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X#
401,843	0.78	07/25/2033	4,961
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X#
419,724	0.60	08/25/2033	3,614
FHLMC Series 2575, Class IB
413,345	5.50	08/15/2030	53,440
FNMA Series 2003-46, Class PI
462,321	5.50	11/25/2027	60,194
GNMA Series 2002-79, Class IP
28,958	6.00	06/20/2028	1,109
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX#
373,659	1.16	08/25/2033	5,606
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX#
135,220	1.16	07/25/2033	2,559
Washington Mutual Series 2003-AR04, Class X1#
687,452	1.18	01/25/2008	12,844
Washington Mutual Series 2003-AR07, Class X#
1,283,645	0.96	06/25/2008	13,144
Washington Mutual Series 2003-AR12, Class X#
1,328,174	0.52	02/25/2034	8,127

			240,798

Inverse Floaters# — 0.4%
FNMA Series 1993-248, Class SA
367,628	5.36	08/25/2023	354,994
GNMA Series 2001-48, Class SA
54,952	19.66	10/16/2031	65,503

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
GNMA Series 2001-51, Class SA
$87,814	23.39%	10/16/2031	$106,427
GNMA Series 2001-51, Class SB
110,198	19.66	10/16/2031	129,415
GNMA Series 2001-59, Class SA
80,358	19.50	11/16/2024	95,607
GNMA Series 2001-62, Class SB
53,445	19.17	11/16/2027	62,634
GNMA Series 2002-13, Class SB
37,064	27.76	02/16/2032	50,502

			865,082

Manufactured Housing — 0.2%
Mid-State Trust Series 4, Class A
352,780	8.33	04/01/2030	384,463

Non-Agency CMOs — 2.9%
Asset Securitization Corp. Series 1997-D4, Class A 1D
432,633	7.49	04/14/2029	465,094
Bear Stearns Alt-A Trust Series 2004-3, Class A1#
778,525	2.50	02/25/2034	780,658
Bear Stearns Commercial Mortgage Security Series 2003-T10, Class X2#†
3,100,000	1.44	03/13/2040	169,415
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
1,000,000	6.55	01/17/2035	1,064,609
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP#†
1,900,974	2.06	05/15/2038	134,372
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.20	10/15/2032	680,722
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2#†
3,800,000	1.73	02/11/2036	245,659
Sequoia Mortgage Trust Series 2004-9, Class A2#
985,758	2.53	10/20/2034	987,519
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2#
915,167	4.80	06/25/2034	913,426
Structured Asset Securities Corp. Series 2003-34A, Class 3A3#
472,185	4.70	11/25/2033	471,951
Structured Asset Securities Corp. Series 2003-40A, Class 3A1#
570,958	4.62	01/25/2034	572,323

			6,485,748

Planned Amortization Class (PAC) CMOs — 0.8%
FHLMC Series 2298, Class PD
231,507	6.50	03/15/2030	233,554
FNMA Series 1993-76, Class PJ
591,937	6.00	06/25/2008	609,369
FNMA Series 1994-75, Class J
1,000,000	7.00	10/25/2023	1,020,067
GNMA Series 2001-60, Class PK
11,700	6.00	09/20/2028	11,684
GNMA Series 2002-1, Class PB
33,829	6.00	02/20/2029	33,886

			1,908,560

Principal	Interest	Maturity
Amount	Rate	Date	Value
Planned Amortization (PAC) — Interest Only@— 0.1%
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
76,762	5.50	06/25/2033	6,251
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
447,552	5.25	07/25/2033	68,916
FHLMC Series 2541, Class QI
149,293	6.00	01/15/2029	4,153
FHLMC Series 2630, Class LI
687,658	4.50	02/15/2015	73,767

			153,087

Sequential Fixed Rate CMOs — 0.8%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
682,736	6.50	03/25/2032	705,244
Federal Home Loan Mortgage Corp. Series 2763, Class ZB
172,847	4.50	03/15/2019	160,834
FNMA Series 2002-24, Class AE
899,557	6.00	04/25/2016	910,376

			1,776,454

TOTAL CMOS			$27,986,833

TOTAL MORTGAGE BACKED OBLIGATIONS			$43,083,832

Agency Debentures — 2.1%
Federal Home Loan Bank
500,000	2.88%	02/15/2007	495,417
1,000,000	5.38	02/15/2007	1,042,806
700,000	3.38	02/15/2008	694,198
Federal Home Loan Mortgage Corp.
1,400,000	6.63	09/15/2009	1,560,032
800,000	7.00	03/15/2010	910,135

TOTAL AGENCY DEBENTURES			$4,702,588

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligations — 7.7%
U.S. Treasury In terest-Only Stripped Securities@
$400,000	0.00%	05/15/2013	$276,284
100,000	0.00	05/15/2014	65,249
900,000	0.00	08/15/2014^	578,718
U.S. Treasury Principal-Only Stripped Securities°
11,000,000	0.00	05/15/2017	6,015,020
300,000	0.00	05/15/2020	136,341
300,000	0.00	08/15/2020	134,280
2,200,000	0.00	11/15/2021	911,086
1,800,000	0.00	11/15/2026	563,112

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$1,300,000	0.00%	08/15/2027^	$390,754
U.S. Treasury Notes
3,300,000	2.88	11/30/2006	3,291,222
1,700,000	3.63	07/15/2009	1,697,161
700,000	3.50	08/15/2009	694,974
1,000,000	3.50	11/15/2009	991,093
1,300,000	4.25	08/15/2013	1,297,972

TOTAL U.S. TREASURY OBLIGATIONS			$17,043,266

Repurchase Agreement — 6.1%
Joint Repurchase Agreement Account II ¤
$13,600,000	2.08%	12/01/2004	$13,600,000
Maturity Value: $13,600,786

Shares	Description	Value
Warrants* — 0.0%
280	Hayes Lemmerz International, Inc.	$154

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$217,365,575

Shares	Description	Value

Securities Lending Collateral — 0.2%
$463,900	Boston Global Investment Trust - Enhanced Portfolio	$463,900

TOTAL INVESTMENTS — 98.4%		$217,829,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

#	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2004.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to$ 5,589,189, which represents approximately 2.5% of net assets as of November 30, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

°	Security issued with a zero coupon. Income is recognized through the accretion of discount.

±	Perpetual maturity. Maturity date presented represents the next call date.

¤	Joint repurchase agreement was entered into on November 30, 2004.

^	A portion of these securities are segregated as collateral for futures.

·	All or part of security is on loan.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, the Balanced Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $13,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2004, the Balanced Fund had outstanding forward foreign currency contracts to sell foreign currency:

	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Settlement Date	Current Value	Loss

Euro Currency expiring 12/21/04	$224,317	$224,641	$324
Mexican Peso expiring 2/18/05	1,094,390	1,107,895	13,505
Polish Zloty expiring 12/22/04	622,698	669,499	46,801
South African Rand expiring 1/25/05	1,203,064	1,276,831	73,767

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$3,144,469	$3,278,866	$134,397

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Euro Dollar	24	December 2004	$5,851,350	$(16,273)
Euro Dollar	3	March 2005	728,325	(3,198)
Euro Dollar	14	June 2005	3,389,400	(17,060)
Euro Dollar	6	September 2005	1,449,150	617
Euro Dollar	3	June 2006	721,012	(1,135)
Euro Dollar	3	September 2006	720,188	(715)
Euro Dollar	3	December 2006	719,288	(378)
Euro Dollar	3	March 2007	718,575	(18)
Euro Dollar	3	June 2007	717,788	245
S&P500 Index	298	December 2004	17,494,090	751,209
2 Year U.S. Treasury Notes	42	March 2005	8,796,375	(8,930)
5 Year U.S. Treasury Notes	2	December 2004	219,437	(2,131)
5 Year U.S. Treasury Notes	16	March 2005	1,741,250	(4,192)
10 Year U.S. Treasury Notes	67	December 2004	7,467,359	(48,580)
U.S. Treasury Bonds	59	December 2004	6,554,531	(37,332)
U.S. Treasury Bonds	59	March 2005	6,497,375	(109,940)
10 Year U.S. Treasury Notes	(74)	March 2005	(8,195,500)	45,465
10 Year Interest Rate Swap	(5)	December 2004	(548,125)	(2,824)
10 Year Interest Rate Swap	(48)	March 2005	(5,223,000)	58,468

			$49,818,868	$603,298

SWAP CONTRACTS — At November 30, 2004, the following outstanding swap contracts were open as follows:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	$4,000	10/14/2008	2.06%	floating	$(50,732)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	$10,000	11/12/2019	5.07	floating	$49,299

Total						$(1,433)

LIBOR - London Interbank Offered Rate

TAX INFORMATION — At November 30, 2004, the Balanced Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$196,862,848

Gross unrealized gain	22,525,091
Gross unrealized loss	(1,558,464)

Net unrealized security gain	$20,966,627

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments

     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 94.6%
Airlines — 0.5%
852,899	AirTran Holdings, Inc.*	$10,081,266

Alcohol — 0.0%
1,500	Adolph Coors Co. Class B	112,350

Apartment — 1.7%
125,539	Gables Residential Trust	4,477,976
137,671	Post Properties, Inc.	4,694,581
695,364	Summit Properties, Inc.	22,147,344

		31,319,901

Banks — 9.7%
207,840	Alabama National BanCorporation	13,141,723
148,846	Alliance Bankshares Corp.*	2,191,013
161,952	Berkshire Hills Bancorp, Inc.	5,911,248
591,986	Brookline Bancorp, Inc.	9,590,173
36,171	Capital Corp. of the West	1,862,445
375,818	Cardinal Financial Corp.*	3,765,696
558,302	Citizens Banking Corp.	19,596,400
246,645	First Community Bancorp	10,364,023
1,159,115	First Niagara Financial Group, Inc.	16,737,621
117,606	First Oak Brook Bancshares, Inc.	3,857,477
172,891	IBERIABANK Corp.	11,168,759
55,165	Interchange Financial Services Corp	. 1,472,905
261,288	Main Street Banks, Inc.@	8,277,604
392,010	Millennium Bankshares Corp.*	3,190,961
4,827	Pacific Continental Corp.	75,543
504,510	PFF Bancorp, Inc.	22,803,852
234,972	Placer Sierra Bancshares	5,484,246
134,049	Prosperity Bancshares, Inc.	3,801,630
392,701	Republic Bancorp, Inc.	6,102,569
149,505	Southcoast Financial Corp.*	3,990,288
132,892	Sterling Bancorp	4,275,136
72,867	Sun Bancorp, Inc.*	1,810,745
158,741	Texas United Bancshares, Inc.	2,976,394
465,987	The Bancorp Bank*	8,359,807
260,012	United Community Banks, Inc.	7,451,944
76,104	West Coast Bancorp	2,002,296
10,559	Western Sierra Bancorp*	422,360

		180,684,858

Biotechnology — 1.2%
903,787	Cell Therapeutics, Inc.*@	6,760,327
149,329	Nabi Biopharmaceuticals*	2,150,338
40,882	PRA International*	926,386
289,319	Renovis, Inc.*@	4,195,125
205,491	United Therapeutics Corp.*@	9,043,659

		23,075,835

Brokers — 0.6%
978,584	Knight Trading Group, Inc.*	11,165,643

Chemical — 3.2%
1,104,917	Agrium, Inc.	20,529,358
379,635	Albemarle Corp.	15,124,658
6,500	Cabot Microelectronics Corp.*	240,175
140,399	H.B. Fuller Co.	4,018,219
218,816	Minerals Technologies, Inc.	14,518,441
124,787	NuCo2, Inc.*@	3,094,718
151,367	Penford Corp.	2,542,966

		60,068,535

Computer Hardware — 2.3%

Shares	Description	Value
1,109,864	Ditech Communications Corp.*	17,491,457
361,076	Hutchinson Technology, Inc.*	11,832,461
540,857	Insight Enterprises, Inc.*	10,941,537
387,754	TiVo, Inc.*@	1,826,321

		42,091,776

Computer Software — 1.9%
854,645	Citadel Security Software, Inc.*@	3,768,130
862,757	OPNET Technologies, Inc.*	7,454,221
356,915	Take-Two Interactive Software, Inc.*@	12,474,179
147,459	The Ultimate Software Group, Inc.*	1,883,051
154,658	Tumbleweed Communications Corp.*	541,303
1,156,775	Viisage Technology, Inc.*@	9,335,174

		35,456,058

Construction — 2.2%
80,283	Beazer Homes USA, Inc.@	9,955,092
217,926	ElkCorp	6,450,610
341,809	Lennox International, Inc.	6,149,144
162,890	Standard Pacific Corp.	9,123,469
93,839	Texas Industries, Inc.	5,630,340
131,365	WCI Communities, Inc.*	3,365,571

		40,674,226

Consumer Durables — 0.4%
346,753	Select Comfort Corp.*	6,758,216

Defense/Aerospace — 0.9%
365,312	Ducommun, Inc.*	9,260,659
271,639	EDO Corp.	8,276,840

		17,537,499

Diversified — 2.3%
1,838,786	GrafTech International Ltd.*	17,542,019
804,849	Lydall, Inc.*	8,998,212
528,354	Mueller Industries, Inc.	16,236,318

		42,776,549

Drugs — 0.2%
204,372	PAREXEL International Corp.*	4,216,194

Electrical Equipment — 0.6%
135,674	Baldor Electric Co.	3,741,889
184,700	Franklin Electric Co., Inc.	7,509,902

		11,251,791

Electrical Utilities — 2.6%
185,836	Avista Corp.	3,307,881
75,634	Central Vermont Public Service Corp.	1,707,815
931,040	El Paso Electric Co.*	16,712,168
43,906	MGE Energy, Inc.	1,513,001
476,184	PNM Resources, Inc.	12,114,121
261,451	Southern Union Co.*	6,410,778
270,972	Westar Energy, Inc.	6,002,030

		47,767,794

Energy Resources — 3.7%
332,263	Parallel Petroleum Corp.*	1,850,705
286,977	Patina Oil & Gas Corp.	9,527,636
1,814,839	Range Resources Corp.	37,639,761
555,604	Whiting Petroleum Corp.*	18,912,760

		67,930,862

Environmental & Other Services — 0.6%
163,437	TRC Companies, Inc.*	2,915,716
234,713	Waste Connections, Inc.*@	7,994,325

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares	Description	Value
		$10,910,041

Financial Services — 2.6%
673,274	Accredited Home Lenders Holding Co.*	28,917,118
457,973	Apollo Investment Corp.*	6,755,102
344,082	Financial Federal Corp.*	13,233,394

		48,905,614

Food & Beverage — 1.7%
254,232	American Italian Pasta Co.@	4,896,508
285,859	Hain Celestial Group, Inc.*	5,554,240
6,500	J & J Snack Foods Corp.	305,110
909,576	Sensient Technologies Corp.	20,965,727

		31,721,585

Forest — 2.4%
1,901,428	Caraustar Industries, Inc.*	30,593,977
5,000	Rock-Tenn Co.	80,700
263,089	Universal Forest Products, Inc.	11,354,921
114,074	Wausau-Mosinee Paper Corp.	2,047,628

		44,077,226

Gas Utilities — 3.0%
397,883	AGL Resources, Inc.	13,205,737
263,195	Atmos Energy Corp.	7,103,633
111,318	Energen Corp.	6,440,860
416,594	Northwest Natural Gas Co.	14,105,873
146,846	Piedmont Natural Gas Co., Inc.@	3,452,349
96,391	South Jersey Industries, Inc.	4,955,461
204,924	WGL Holdings, Inc.	6,213,296

		55,477,209

Home Products — 1.6%
705,758	Elizabeth Arden, Inc.*	16,091,282
335,523	Helen of Troy Ltd.*	9,441,617
95,077	Jarden Corp.*	3,648,105
506,803	Oneida Ltd.*@	1,282,212

		30,463,216

Hotel — 0.5%
315,120	LaSalle Hotel Properties	9,674,184

Industrial Components — 3.6%
321,498	Actuant Corp.*	15,116,836
71,685	Applied Industrial Technologies, Inc.	2,985,680
468,170	Hughes Supply, Inc.	15,393,430
62,248	Lindsay Manufacturing Co.	1,751,659
21,933	MTS Systems Corp.	665,666
1,237,341	Wabash National Corp.*	30,772,671

		66,685,942

Industrial Services — 2.6%
204,945	Harsco Corp.	10,892,827
357,588	Infrasource Services, Inc.*	4,416,212
201,665	ITT Educational Services, Inc.*	9,625,470
847,913	Medical Staffing Network Holdings, Inc.*@	7,300,531
1,477,742	PRG-Shultz International, Inc.*@	7,979,807
191,211	School Specialty, Inc.*@	7,266,018

		47,480,865

Information Services — 1.6%
2,954,073	Lionbridge Technologies, Inc.*	16,276,942
466,669	MTC Technologies, Inc.*	14,345,405

		30,622,347

Internet — 0.5%

Shares	Description	Value
1,327,958	Autobytel, Inc.*	9,667,534

Leisure & Entertainment — 2.3%
310,858	Argosy Gaming Co.*	14,473,548
294,537	Fossil, Inc.*	7,967,226
384,630	JAKKS Pacific, Inc.*	7,161,811
627,952	K2, Inc.*	10,599,830
68,193	RC2 Corp.*	2,133,759

		42,336,174

Life Insurance — 0.7%
162,685	StanCorp Financial Group, Inc.	12,860,249

Machinery — 0.7%
9,000	AGCO Corp.*	196,110
8,000	Modine Manufacturing Co.	257,200
273,151	Terex Corp.*	12,521,242

		12,974,552

Media — 0.9%
251,186	ADVO, Inc.	8,819,140
1,083,522	Regent Communications, Inc.*	6,186,911
125,656	Saga Communications, Inc.*	2,134,895

		17,140,946

Medical Products — 2.0%
322,216	Abaxis, Inc.*	4,040,589
760,626	Conceptus, Inc.*@	6,792,390
533,816	NDCHealth Corp.	10,078,446
649,076	PSS World Medical, Inc.*	8,122,537
1,196,271	ThermoGenesis Corp.*@	7,261,365

		36,295,327

Medical Providers — 1.1%
88,686	Psychiatric Solutions, Inc.*	2,886,729
1,605,201	Radiologix, Inc.*	6,019,504
161,452	Symbion, Inc.*	3,093,420
196,730	United Surgical Partners International, Inc.*	7,764,933

		19,764,586

Mining — 2.7%
541,172	Commercial Metals Co.	24,536,738
482,984	Maverick Tube Corp.*@	15,310,593
349,671	Oregon Steel Mills, Inc.*	6,287,085
6,500	Reliance Steel & Aluminum Co.	259,415
80,112	Schnitzer Steel Industries, Inc.@	3,022,626

		49,416,457

Mortgage — 0.5%
977,015	MFA Mortgage Investments, Inc.	8,929,917

Motor Vehicle — 2.2%
395,587	American Axle &
	Manufacturing Holdings, Inc.	11,535,317
357,995	ArvinMeritor, Inc.@	7,857,990
348,897	LoJack Corp.*	3,670,396
265,277	Methode Electronics, Inc.	3,501,656
188,770	Monaco Coach Corp.	3,756,523
639,259	Tenneco Automotive, Inc.*	9,908,515

		40,230,397

Office Industrials — 2.7%
270,503	AmeriVest Properties, Inc.	1,693,349
218,824	Brandywine Realty Trust	6,225,543
64,344	Corporate Office Properties Trust	1,787,476
488,108	Lexington Corporate Properties Trust	10,967,787
315,983	Parkway Properties, Inc.	15,830,748

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares	Description	Value
346,341	Prentiss Properties Trust	$12,949,690
11,500	Reckson Associates Realty Corp.	372,370

		49,826,963

Oil Refining — 0.7%
502,864	Frontier Oil Corp.	13,401,326

Oil Services — 0.7%
96,388	Hydril Co.*	4,521,561
75,036	Petroleum Development Corp.*	3,085,480
86,472	W-H Energy Services, Inc.*	1,976,750
209,367	Willbros Group, Inc.*@	3,770,700

		13,354,491

Other REIT — 4.0%
189,156	Affordable Residential Communities	2,440,112
281,405	BioMed Reality Trust, Inc.	5,540,864
398,298	Capital Automotive REIT	13,426,626
569,330	Commercial Net Lease Realty	11,574,479
430,053	Correctional Properties Trust	12,226,407
205,071	Entertainment Properties Trust	8,799,597
12,500	Maguire Properties, Inc.	328,875
556,285	RAIT Investment Trust	15,575,980
215,332	U-Store-It Trust	3,673,564
9,500	Washington Real Estate Investment Trust	312,835

		73,899,339

Property Insurance — 3.0%
138,057	Donegal Group, Inc.	2,968,225
266,831	Hub International Ltd.	4,592,161
141,780	NYMAGIC, Inc.	3,477,863
307,633	ProAssurance Corp.*	12,013,069
593,812	ProCentury Corp.	5,967,811
359,076	PXRE Group Ltd.	8,664,504
326,986	RLI Corp.	13,618,967
173,352	The Navigators Group, Inc.*	4,897,194

		56,199,794

Publishing — 0.4%
352,878	Journal Register Co.*	6,672,923

Restaurants — 0.9%
881,795	Buca, Inc.*@	5,290,770
282,760	California Pizza Kitchen, Inc.*	7,083,138
1,000	CBRL Group, Inc.	40,770
490,122	Total Entertainment Restaurant Corp.*	4,920,825

		17,335,503

Retail — 0.6%
334,472	Acadia Realty Trust	5,067,251
177,358	Agree Realty Corp.	5,338,476
4,500	CBL & Associates Properties, Inc.	329,805

		10,735,532

Retail Apparel — 4.6%
803,913	Aaron Rents, Inc. Class B	19,502,929
25,000	AnnTaylor Stores Corp.*	548,500
583,108	Brookstone, Inc.*	10,670,876
298,764	Charlotte Russe Holding, Inc.*	3,480,601
240,387	K-Swiss, Inc.	6,512,565
291,293	Kellwood Co.	10,139,909
99,223	OshKosh B' Gosh, Inc.	2,034,071
214,129	Sharper Image Corp.*@	4,102,712
1,258,450	The Gymboree Corp.*	14,837,125
145,857	Too, Inc.*	3,704,768
651,726	Tropical Sportswear Int'l Corp.*@	918,934

Shares	Description	Value
308,072	Zale Corp.*	9,011,106

		85,464,096

Security/Asset Management — 0.8%
232,997	Affiliated Managers Group, Inc.*@	14,767,350

Semiconductors — 1.0%
215,639	Power Integrations, Inc.*	4,254,558
426,206	Tessera Technologies, Inc.*	15,151,623

		19,406,181

Supply Chain — 0.2%
71,379	ScanSource, Inc.*	4,618,221

Telecommunication Services — 0.2%
204,408	Iowa Telecommunications Services, Inc.*	4,335,494

Telephone — 1.6%
1,508,097	Cincinnati Bell, Inc.*	5,429,149
689,787	West Corp.*	23,894,222

		29,323,371

Thrifts — 3.0%
479,314	BankUnited Financial Corp.*	14,734,113
303,391	Fidelity Bankshares, Inc.	12,448,133
392,870	IndyMac Bancorp, Inc.	12,764,346
283,100	Irwin Financial Corp.	7,533,291
702,378	NetBank, Inc.	7,213,422
31,481	WSFS Financial Corp.	1,928,211

		56,621,516

Truck Freight — 2.2%
347,103	Heartland Express, Inc.	7,622,382
1,033,424	OMI Corp.@	22,084,271
484,602	SCS Transportation, Inc.*	10,249,332

		39,955,985

Wireless — 0.2%
467,040	EFJ, Inc.*	3,773,683

TOTAL COMMON STOCKS		$1,758,295,489

Exchange Traded Fund — 2.9%
283,179	iShares Russell 2000 Value Index Fund@	$53,903,123

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 0.2%
Metal Products — 0.2%
Mueller Industries, Inc.
$2,723,000	6.00%	11/04/2014	$2,668,540

Repurchase Agreement — 1.6%
Joint Repurchase Agreement Account II^
$30,500,000	2.08%	12/01/2004	$30,500,000
Maturity Value: $30,501,762

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL			$1,845,367,152

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares Description	Value
Securities Lending Collateral — 8.3%
167,994,000 Boston Global Investment Trust - Enhanced Portfolio	$167,994,000

TOTAL INVESTMENTS — 107.6%	$2,013,361,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on lo an.

¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II*– At November 30, 2004, the Small Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $30,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Small Cap Value Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,646,000,902

Gross unrealized gain	417,769,462
Gross unrealized loss	(50,409,212)

Net unrealized security gain	$367,360,250

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments
November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 95.7%
Biotechnology — 1.1%
971,226	MedImmune, Inc.*	$25,834,612

Brokers — 1.0%
235,013	The Bear Stearns Companies, Inc.	22,932,569

Chemical — 5.1%
2,290,156	Agrium, Inc.	42,551,099
1,040,054	Monsanto Co.	47,863,285
543,405	Rohm & Haas Co.	23,958,726

		114,373,110

Computer Hardware — 3.6%
449,031	CDW Corp.	29,510,317
967,690	Ditech Communications Corp.*	15,250,794
371,940	Hutchinson Technology, Inc.*	12,188,474
384,422	Storage Technology Corp.*	11,202,057
299,910	Tech Data Corp.*	13,612,915

		81,764,557

Computer Software — 1.6%
2,352,459	Activision, Inc.*	36,980,655

Construction — 1.7%
879,470	Lennar Corp.@	39,514,587

Consumer Durables — 1.6%
207,590	Mohawk Industries, Inc.*	18,205,643
362,730	The Stanley Works	16,961,255

		35,166,898

Defense/Aerospace — 1.2%
654,552	Rockwell Collins, Inc.	26,090,443

Diversified Energy — 3.7%
3,388,860	The Williams Companies, Inc.	56,492,296
901,800	Western Gas Resources, Inc.	27,955,800

		84,448,096

Drugs — 1.6%
426,495	Charles River Laboratories International, Inc.*@	19,938,641
547,585	Watson Pharmaceuticals, Inc.*	15,907,344

		35,845,985

Electrical Utilities — 8.6%
371,780	Edison International	11,859,782
154,340	Energy East Corp.	3,884,738
380,908	Entergy Corp.	24,690,457
785,728	FirstEnergy Corp.	33,181,293
985,435	PG&E Corp.*	32,775,568
226,215	Pinnacle West Capital Corp.	9,998,703
1,231,504	PPL Corp.	63,976,633
432,700	Wisconsin Energy Corp.	14,395,929

		194,763,103

Energy Resources — 4.2%
690,170	EOG Resources, Inc.	51,811,062
913,565	Patina Oil & Gas Corp.	30,330,358
146,360	Peabody Energy Corp.	12,147,880

		94,289,300

Environmental & Other Services — 1.0%
694,965	Republic Services, Inc.	21,884,448

Food & Beverage — 1.3%
916,140	Archer-Daniels-Midland Co.	19,422,168
357,935	The Pepsi Bottling Group, Inc.	10,029,339

Shares	Description	Value

		29,451,507

Gas Utilities — 1.7%
1,147,879	AGL Resources, Inc.	38,098,104

Health Insurance — 2.1%
50,464	Aetna, Inc.@	5,980,489
1,497,880	Health Net, Inc.*	40,772,293

		46,752,782

Home Products — 2.2%
627,935	The Clorox Co.	34,611,777
352,999	The Estee Lauder Companies, Inc.	15,404,877

		50,016,654

Hotel & Leisure — 1.6%
307,907	Harrah’s Entertainment, Inc.@	18,905,490
883,454	Hilton Hotels Corp.	18,252,159

		37,157,649

Life Insurance — 0.9%
372,860	Torchmark Corp.@	20,473,743

Media — 2.1%
1,248,153	Emmis Communications Corp.*@	23,078,349
623,936	Lamar Advertising Co.*	24,608,036

		47,686,385

Medical Products — 0.3%
137,780	Hillenbrand Industries, Inc.	7,577,900

Mining — 1.0%
427,422	Nucor Corp.@	22,610,624

Motor Vehicle — 1.6%
115,780	American Axle & Manufacturing Holdings, Inc.	3,376,145
267,196	Autoliv, Inc.	12,488,741
363,856	Lear Corp.	21,103,648

		36,968,534

Oil Services — 1.8%
2,087,745	Patterson-UTI Energy, Inc.	41,754,900

Paper & Packaging — 1.2%
1,214,354	Packaging Corp. of America	27,930,142

Parts & Equipment — 3.5%
422,798	American Standard Companies, Inc.*	16,463,754
357,385	Cummins, Inc.	28,454,994
508,765	Eaton Corp.	34,290,761

		79,209,509

Property Insurance — 7.0%
270,446	AMBAC Financial Group, Inc.	21,995,373
298,905	Everest Re Group Ltd.	25,188,724
581,909	PartnerRe Ltd.	35,624,469
788,607	RenaissanceRe Holdings Ltd. Series B	39,706,363
929,824	Willis Group Holdings Ltd.	35,193,838

		157,708,767

Publishing — 0.8%
698,447	A.H. Belo Corp. Series A	17,614,833

Regionals — 7.2%
340,504	Commerce Bancshares, Inc.	16,654,031
1,151,314	FirstMerit Corp.@	31,511,464
644,309	KeyCorp	21,449,047
402,496	M&T Bank Corp.	42,427,103
1,445,755	Regions Financial Corp.	50,586,968

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments (continued)
November 30, 2004 (Unaudited)

Shares	Description	Value

		$162,628,613

REITs — 7.6%
769,930	Apartment Investment & Management Co.	28,002,354
715,100	Developers Diversified Realty Corp.	30,785,055
1,495,474	iStar Financial, Inc.	65,651,309
627,693	Plum Creek Timber Co., Inc.	23,224,641
671,713	Prentiss Properties Trust	25,115,349

		172,778,708

Restaurants — 1.0%
498,197	Yum! Brands, Inc.	22,618,144

Retail Apparel — 6.1%
1,299,680	Abercrombie & Fitch Co.	59,200,424
659,880	Federated Department Stores, Inc.	36,161,424
709,595	J. C. Penney Co., Inc.	27,390,367
567,128	Ross Stores, Inc.	15,255,743

		138,007,958

Semiconductors — 1.0%
373,226	Amphenol Corp.*	13,103,965
515,268	Power Integrations, Inc.*	10,166,237

		23,270,202

Specialty Financials — 2.8%
744,630	American Capital Strategies, Ltd.@	23,783,482
902,310	CIT Group, Inc.	38,573,753

		62,357,235

Telephone — 0.7%
454,025	CenturyTel, Inc.@	14,946,503

Tobacco — 0.8%
224,365	Reynolds American, Inc.@	16,968,725

Transports — 2.1%
502,500	Teekay Shipping Corp.	26,763,150
376,810	Yellow Roadway Corp.*	19,914,408

		46,677,558

Trust/Processors — 1.3%
640,378	Northern Trust Corp.	30,123,381

TOTAL COMMON STOCKS		$2,165,277,423

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 3.8%
Joint Repurchase Agreement Account II¤
$86,100,000	2.08%	12/01/2004	$86,100,000
Maturity Value: $86,104,975

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,251,377,423

Shares	Description	Value

Securities Lending Collateral — 5.5%
123,932,400	Boston Global Investment Trust - Enhanced Portfolio	$123,932,400

TOTAL INVESTMENTS — 105.0%		$2,375,309,823

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

     Statement of Investments (continued)
     November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, Mid Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $86,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Mid Cap Value Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,002,872,012

Gross unrealized gain	385,334,415
Gross unrealized loss	(12,896,604)

Net unrealized security gain	$372,437,811

GOLDMAN SACHS CONCENTRATED GROWTH FUND

     Statement of Investments
     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Beverages — 3.4%
80,010	PepsiCo, Inc.	$3,993,299

Broadcasting & Cable/Satellite TV — 16.7%
169,300	Cablevision Systems New York Group *	3,614,555
116,880	Clear Channel Communications, Inc.	3,936,518
78,550	Comcast Corp. *	2,329,008
67,940	EchoStar Communications Corp. *	2,227,753
48,840	Entravision Communications Corp. *	400,488
185,240	Univision Communications, Inc. *	5,575,724
56,770	Westwood One, Inc. *	1,272,783

		19,356,829

Commercial Services — 4.5%
19,530	Moody’s Corp.	1,577,048
41,680	The McGraw-Hill Cos., Inc.	3,656,586

		5,233,634

Computer Hardware — 2.7%
77,410	Dell, Inc. *	3,136,653

Computer Services — 4.3%
104,300	First Data Corp.	4,285,687
28,570	Sabre Holdings Corp.	659,396

		4,945,083

Computer Software — 4.4%
192,180	Microsoft Corp.	5,152,346

Consumer Services — 5.0%
255,150	Cendant Corp.	5,784,251

Drugs & Medicine — 3.4%
142,130	Pfizer, Inc.	3,946,950

Financials — 11.6%
58,040	Fannie Mae	3,987,348
72,750	Freddie Mac	4,965,915
44,950	MBNA Corp.	1,193,872
309,770	The Charles Schwab Corp.	3,339,321

		13,486,456

Foods — 1.9%
31,340	Wm. Wrigley Jr. Co.	2,156,192

Gaming/Lodging — 5.6%
81,230	Harrah’s Entertainment, Inc.	4,987,522
29,060	Starwood Hotels & Resorts Worldwide, Inc	.
	Class B	1,519,547

		6,507,069

Health Care Services — 2.5%
80,350	Caremark Rx, Inc. *	2,873,316

Internet & Online — 4.1%
17,740	eBay, Inc. *	1,994,863
6,800	Google, Inc.*	1,244,400
41,360	Yahoo!, Inc. *	1,555,963

		4,795,226

Medical Products — 1.7%
30,816	Guidant Corp.	1,997,801

Movies & Entertainment — 7.6%
135,880	Time Warner, Inc. *	2,406,435
185,760	Viacom, Inc. Class B	6,445,872

		8,852,307

Networking Telecom Equipment — 2.2%

Shares	Description	Value
135,040	Cisco Systems, Inc. *	2,526,598

Publishing — 1.1%
26,160	The E.W. Scripps Co.	1,222,718

Retailing — 5.4%
58,370	Family Dollar Stores, Inc.	1,710,241
33,560	Lowe’s Companies, Inc.	1,856,875
51,010	Wal-Mart Stores, Inc.	2,655,580

		6,222,696

Semiconductors — 8.3%
76,080	Intel Corp.	1,700,388
30,550	Linear Technology Corp.	1,165,788
161,020	QUALCOMM, Inc.	6,701,653

		9,567,829

Telecommunications — 1.3%
89,970	Crown Castle International Corp. *	1,518,694

TOTAL COMMON STOCKS		$113,275,947

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.8%
Joint Repurchase Agreement Account II¤
$2,100,000	2.08%	12/01/2004	$2,100,000
Maturity Value: $2,100,121

TOTAL INVESTMENTS — 99.5%			$115,375,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

¤	Joint repurchase agreement was entered into on November 30, 2004.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* – At November 30, 2004, the Concentrated Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Concentrated Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$103,939,136

Gross unrealized gain	15,109,663
Gross unrealized loss	(3,672,852)

Net unrealized security gain	$11,436,811

GOLDMAN SACHS CAPITAL GROWTH FUND

     Statement of Investments
     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Banks — 1.1%
249,000	Citigroup, Inc.	$11,142,750
261,624	J.P. Morgan Chase & Co.	9,850,144

		20,992,894

Beverages — 4.0%
1,338,950	PepsiCo, Inc.	66,826,995
313,900	The Coca-Cola Co.	12,339,409

		79,166,404

Biotechnology — 2.4%
780,700	Amgen, Inc.*	46,873,228

Broadcasting & Cable — 3.5%
575,052	Clear Channel Communications, Inc.	19,367,751
775,300	Univision Communications, Inc.*@	23,336,530
683,700	Westwood One, Inc.*	15,328,554
287,200	XM Satellite Radio Holdings, Inc.*	10,600,552

		68,633,387

Commercial Services — 4.5%
317,900	Moody’s Corp.	25,670,425
723,599	The McGraw-Hill Cos., Inc.@	63,481,340

		89,151,765

Computer Hardware — 3.4%
1,659,490	Dell, Inc.*	67,242,535

Computer Services — 2.0%
943,020	First Data Corp.	38,748,692

Computer Software — 5.7%
322,100	Electronic Arts, Inc.*	15,750,690
3,575,100	Microsoft Corp.	95,848,431

		111,599,121

Consumer Services — 1.9%
1,666,500	Cendant Corp.	37,779,555

Drugs & Medicine — 7.2%
289,600	Eli Lilly & Co.	15,444,368
2,686,910	Pfizer, Inc.	74,615,491
514,000	Schering-Plough Corp.	9,174,900
1,084,200	Wyeth	43,227,054

		142,461,813

Electrical Equipment — 2.5%
568,100	General Electric Co.	20,088,016
881,400	Tyco International Ltd.	29,941,158

		50,029,174

Financials — 11.1%
977,400	Fannie Mae	67,147,380
777,200	Freddie Mac	53,051,672
92,900	Golden West Financial Corp.	11,077,396
1,580,316	MBNA Corp.	41,973,193
230,700	Merrill Lynch & Co., Inc.	12,852,297
242,100	Morgan Stanley	12,286,575
1,886,600	The Charles Schwab Corp.	20,337,548

		218,726,061

Financial Technology — 0.6%
315,200	CheckFree Corp.*	11,678,160

Foods — 1.9%
532,160	Wm. Wrigley Jr. Co.	36,612,608

Gaming/Lodging — 5.0%

Shares	Description	Value
701,000	GTECH Holdings Corp.	16,929,150
574,010	Harrah’s Entertainment, Inc.	35,244,214
399,540	Marriott International, Inc.@	22,713,849
443,980	Starwood Hotels & Resorts Worldwide, Inc.	23,215,714

		98,102,927

Health Care Services — 1.8%
1,016,773	Caremark Rx, Inc.*	36,359,803

Household/Personal Care — 5.1%
989,600	Avon Products, Inc.	37,149,584
172,560	Colgate-Palmolive Co.	7,936,034
264,400	Energizer Holdings, Inc.*	12,347,480
812,760	The Procter & Gamble Co.	43,466,405

		100,899,503

Insurance — 1.2%
120,915	Ambac Financial Group, Inc.	9,834,017
359,219	Willis Group Holdings Ltd.	13,596,439

		23,430,456

Internet & Online — 2.7%
286,900	eBay, Inc.*	32,261,905
75,308	Google, Inc.*@	13,781,364
206,300	Yahoo!, Inc.*	7,761,006

		53,804,275

Manufacturing — 0.7%
170,800	3M Co.	13,593,972

Medical Products — 2.8%
304,500	Guidant Corp.	19,740,735
456,700	Medtronic, Inc.	21,944,435
326,800	St. Jude Medical, Inc.*	12,464,152

		54,149,322

Movies & Entertainment — 5.9%
1,050,100	Liberty Media Corp. Class A*	10,847,533
2,595,940	Time Warner, Inc.*	45,974,097
1,680,730	Viacom, Inc. Class B	58,321,331

		115,142,961

Networking Telecom Equipment — 1.7%
1,840,680	Cisco Systems, Inc.*	34,439,123

Oil & Gas — 0.6%
231,212	Exxon Mobil Corp.	11,849,615

Publishing — 3.8%
222,000	Gannett Co., Inc.	18,312,780
750,600	Lamar Advertising Co.*	29,603,664
386,800	The E.W. Scripps Co.	18,079,032
244,700	Valassis Communications, Inc.*	8,307,565

		74,303,041

Retailing — 7.7%
393,000	Dollar Tree Stores, Inc.*@	10,937,190
862,800	Family Dollar Stores, Inc.@	25,280,040
799,300	Lowe’s Companies, Inc.	44,225,269
365,200	PETCO Animal Supplies, Inc.*	13,205,632
1,102,200	Wal-Mart Stores, Inc.	57,380,532

		151,028,663

Semiconductors — 6.8%
1,013,360	Intel Corp.@	22,648,596
859,100	Linear Technology Corp.	32,783,256
1,906,552	QUALCOMM, Inc.	79,350,694

GOLDMAN SACHS CAPITAL GROWTH FUND

     Statement of Investments (continued)
     November 30, 2004 (Unaudited)

Shares	Description	Value
		$134,782,546

Telecommunications — 1.5%
819,900	American Tower Corp.*@	14,864,787
871,405	Crown Castle International Corp.*	14,709,316

		29,574,103

TOTAL COMMON STOCKS		$1,951,155,707

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II ¤
$2,600,000	2.08%	12/01/2004	$2,600,000
Maturity Value: $2,600,150

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,953,755,707

Shares	Description	Value

Securities Lending Collateral — 4.7%
92,469,625	Boston Global Investment Trust - Enhanced Portfolio	$92,469,625

TOTAL INVESTMENTS — 104.0%		$2,046,225,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or a portion of security is on loan.

¤	Joint repurchase agreement was entered into on November 30, 2004.

GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At November 30, 2004, the Capital Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November, 2004, the Capital Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,672,458,521

Gross unrealized gain	449,330,156
Gross unrealized loss	(75,563,345)

Net unrealized security gain	$373,766,811

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments

        November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
Brokers — 2.4%
163,544	Merrill Lynch & Co., Inc.	$9,111,036
114,200	The Bear Stearns Cos., Inc.	11,143,636

		20,254,672

Chemical — 3.0%
243,646	Rohm & Haas Co.	10,742,352
288,800	The Dow Chemical Co.	14,575,736

		25,318,088

Computer Hardware — 1.9%
132,455	CDW Corp.	8,704,943
370,500	Hewlett-Packard Co.	7,410,000

		16,114,943

Computer Software — 3.4%
760,772	Activision, Inc.*	11,959,336
619,800	Microsoft Corp.	16,616,838

		28,576,174

Consumer Durables — 1.3%
307,600	Masco Corp.@	10,849,052

Defense/Aerospace — 1.0%
75,500	General Dynamics Corp.	8,181,180

Drugs — 1.5%
110,628	Johnson & Johnson	6,673,081
209,853	Pfizer, Inc.	5,827,618

		12,500,699

Electrical Utilities — 8.5%
177,900	Ameren Corp.	8,613,918
181,400	Dominion Resources, Inc.@	11,876,258
220,829	Entergy Corp.	14,314,136
276,690	Exelon Corp.	11,540,740
220,801	FirstEnergy Corp.	9,324,426
312,630	PPL Corp.	16,241,128

		71,910,606

Energy Resources — 11.7%
424,856	Burlington Resources, Inc.	19,717,567
798,500	ChevronTexaco Corp.	43,598,100
94,378	ConocoPhillips	8,587,454
520,316	Exxon Mobil Corp.	26,666,195

		98,569,316

Environmental & Other Services — 1.1%
301,510	Waste Management, Inc.	8,988,013

Food & Beverage — 2.5%
133,859	General Mills, Inc.	6,089,246
172,439	H.J. Heinz Co.	6,407,833
254,100	Kraft Foods, Inc.	8,690,220

		21,187,299

Health Insurance — 0.3%
19,000	Aetna, Inc.	2,251,690

Home Products — 2.3%
137,090	Avon Products, Inc.	5,146,359
146,600	The Clorox Co.	8,080,592
116,396	The Procter & Gamble Co.	6,224,858

		19,451,809

Large Banks — 11.4%
809,632	Bank of America Corp.	37,461,673

Shares	Description	Value
753,355	Citigroup, Inc.	33,712,636
668,660	J.P. Morgan Chase & Co.	25,175,049

		96,349,358

Media — 3.6%
250,614	Fox Entertainment Group, Inc.*	7,368,052
669,744	Time Warner, Inc.*	11,861,166
326,840	Viacom, Inc. Class B	11,341,348

		30,570,566

Medical Products — 1.2%
317,785	Baxter International, Inc.	10,057,895

Motor Vehicle — 0.9%
169,501	Autoliv, Inc.	7,922,477

Paper & Packaging — 1.0%
356,373	Packaging Corp. of America	8,196,579

Parts & Equipment — 6.0%
202,186	Eaton Corp.	13,627,336
585,700	General Electric Co.	20,710,352
475,971	Tyco International Ltd.	16,168,735

		50,506,423

Property Insurance — 5.7%
206,550	PartnerRe Ltd.	12,644,991
187,338	RenaissanceRe Holdings Ltd. Series B	9,432,468
209,800	The Allstate Corp.	10,594,900
210,235	Willis Group Holdings Ltd.	7,957,395
99,941	XL Capital Ltd.	7,531,554

		48,161,308

Regionals — 3.7%
449,400	KeyCorp	14,960,526
73,200	PNC Financial Services Group	3,982,080
345,105	Regions Financial Corp.	12,075,224

		31,017,830

REITs — 5.7%
225,084	Apartment Investment & Management Co.	8,186,305
202,208	Developers Diversified Realty Corp.	8,705,055
516,130	iStar Financial, Inc.	22,658,107
224,300	Plum Creek Timber Co., Inc.	8,299,100

		47,848,567

Retail Apparel — 1.9%
203,400	J. C. Penney Co., Inc.	7,851,240
307,487	The May Department Stores Co.	8,646,534

		16,497,774

Semiconductors — 0.3%
177,700	National Semiconductor Corp.*	2,747,242

Specialty Financials — 4.4%
255,700	American Capital Strategies Ltd.@	8,167,058
218,198	Countrywide Financial Corp.	7,246,356
166,382	Fannie Mae	11,430,443
125,083	SLM Corp.	6,400,497
95,700	Washington Mutual, Inc.	3,895,947

		37,140,301

Telecommunications Equipment — 0.9%
2,142,525	Nortel Networks Corp.*	7,434,562

Telephone — 4.0%
772,436	Sprint Corp.	17,619,265
386,092	Verizon Communications, Inc.	15,918,573

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares	Description	Value
		$33,537,838

Thrifts — 0.5%
33,100	Golden West Financial Corp.	3,946,844

Tobacco — 2.9%
434,400	Altria Group, Inc.	24,973,656

Transports — 0.4%
246,863	Southwest Airlines Co.	3,883,155

Trust/Processors — 1.0%
267,700	The Bank of New York Co., Inc.	8,810,007

TOTAL COMMON STOCKS		$813,755,923

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 2.6%
Joint Repurchase Agreement Account II¤
$21,900,000	2.08%	12/01/2004	$21,900,000
Maturity Value: $21,901,265

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL			$835,655,923

Shares	Description	Value
Securities Lending Collateral — 2.4%
20,384,000	Boston Global Investment Trust - Enhanced Portfolio	$20,384,000

TOTAL INVESTMENTS — 101.4%			$856,039,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At November 30, 2004, the Growth and Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $21,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Growth and Income Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$737,416,342

Gross unrealized gain	125,810,787
Gross unrealized loss	(7,187,206)

Net unrealized security gain	$118,623,581

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 92.9%
Aerospace & Defense — 1.8%
376,105	Alliant Techsystems, Inc.*	$24,774,036

Apparel/Shoes — 3.2%
531,641	Chico’s FAS, Inc.*@	20,521,342
582,811	Reebok International Ltd.	22,659,692

		43,181,034

Auto Parts & Related — 1.7%
697,600	Gentex Corp.@	22,546,432

Banks — 1.1%
144,400	M&T Bank Corp.	15,221,204

Biotechnology — 1.7%
204,200	Biogen Idec, Inc.*	11,982,456
87,900	Eyetech Pharmaceuticals, Inc.*@	3,544,128
289,600	MedImmune, Inc.*	7,703,360

		23,229,944

Broadcasting & Cable/Satellite TV — 7.1%
1,052,769	Cablevision Systems New York Group*@	22,476,618
1,500,607	Citadel Broadcasting Co.*	23,139,360
503,541	EchoStar Communications Corp.*	16,511,110
1,865,260	Entravision Communications Corp.*	15,295,132
610,400	Univision Communications, Inc.*	18,373,040

		95,795,260

Commercial Services — 9.2%
877,755	ARAMARK Corp. Class B	22,962,071
670,611	Iron Mountain, Inc.*@	20,205,509
516,250	ITT Educational Services, Inc.*	24,640,613
166,619	Moody’s Corp.	13,454,484
385,400	Pitney Bowes, Inc.	16,868,958
405,180	W.W. Grainger, Inc.	25,064,435

		123,196,070

Computer Hardware — 3.4%
542,433	Amphenol Corp.*	19,044,823
710,740	Avocent Corp.*	26,958,368

		46,003,191

Computer Services — 3.5%
407,603	Fiserv, Inc.*	15,696,791
292,835	Global Payments, Inc.	16,152,779
701,381	MoneyGram International, Inc.	15,002,540

		46,852,110

Computer Software — 4.5%
385,315	Cognos, Inc.*	15,177,558
129,000	Electronic Arts, Inc.*	6,308,100
562,368	Manhattan Associates, Inc.*	13,665,542
199,765	Mercury Interactive Corp.*	9,111,282
122,498	NAVTEQ*	5,285,789
620,025	Salesforce.com, Inc. *@	10,825,636

		60,373,907

Drugs & Medicine — 1.2%
166,600	Amylin Pharmaceuticals, Inc.*	3,395,308
261,235	OSI Pharmaceuticals, Inc. *	12,429,561

		15,824,869

Electrical Equipment — 1.6%
176,116	Harman International Industries, Inc.	21,635,851

Financial Technology — 2.1%
764,400	CheckFree Corp.*	28,321,020

Shares	Description	Value

Gaming/Lodging — 3.2%
517,911	GTECH Holdings Corp.	12,507,551
307,600	Harrah’s Entertainment, Inc.@	18,886,640
203,900	Marriott International, Inc.	11,591,715

		42,985,906

Health Care Services — 6.1%
865,053	Caremark Rx, Inc.*	30,934,295
632,228	Charles River Laboratories International, Inc.*@	29,556,659
440,590	Millipore Corp.*	21,465,545

		81,956,499

Household/Personal Care — 1.0%
273,362	Energizer Holdings, Inc.*	12,766,005

Insurance — 2.6%
170,396	Ambac Financial Group, Inc.	13,858,307
570,370	Willis Group Holdings Ltd.	21,588,504

		35,446,811

Internet & Online — 1.0%
1,437,565	CNET Networks, Inc.*	13,398,106

Manufacturing — 0.6%
215,730	American Standard Companies, Inc.*	8,400,526

Medical Products — 3.8%
159,793	Allergan, Inc.	11,744,785
353,729	Fisher Scientific International, Inc.*	19,999,838
494,950	St. Jude Medical, Inc.*	18,877,393

		50,622,016

Movies & Entertainment — 0.5%
442,324	LodgeNet Entertainment Corp.*	6,820,636

Networking Telecom Equipment — 4.3%
875,609	ADTRAN, Inc.	19,622,398
381,918	FLIR Systems, Inc.*@	21,521,079
615,800	Juniper Networks, Inc.*	16,952,974

		58,096,451

Oil & Gas — 2.7%
405,426	Smith International, Inc.*@	24,556,653
324,071	XTO Energy, Inc.	11,779,981

		36,336,634

Property Insurance — 0.9%
250,000	RenaissanceRe Holdings Ltd.	12,587,500

Publishing — 3.8%
710,947	Lamar Advertising Co.*@	28,039,750
486,158	The E.W. Scripps Co.	22,723,025

		50,762,775

Restaurants — 1.5%
367,296	P.F. Chang’s China Bistro, Inc.*@	20,656,727

Retailing — 9.0%
305,600	Bed Bath & Beyond, Inc.*	12,201,997
698,510	CarMax, Inc.*@	19,453,504
559,486	Dollar Tree Stores, Inc.*@	15,570,495
337,813	Ethan Allen Interiors, Inc.	13,326,723
813,127	PETCO Animal Supplies, Inc.*	29,402,672
480,945	Select Comfort Corp. *@	9,373,618
576,529	Williams-Sonoma, Inc.*	21,106,727

		120,435,736

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At November 30, 2004, the Growth Opportunities Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $15,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Growth Opportunities Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,227,724,362

Gross unrealized gain	226,512,982
Gross unrealized loss	(22,472,205)

Net unrealized security gain	$204,040,777

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value

429,000	KLA-Tencor Corp.*	$19,330,740
542,700	Linear Technology Corp.	20,709,432
473,150	Marvell Technology Group Ltd.*	15,169,189
249,109	Microchip Technology, Inc.	7,019,891
740,483	Tessera Technologies, Inc.*	26,324,171

		88,553,423

Telecommunications — 1.5%
1,202,850	Crown Castle International Corp.*	20,304,108

Tobacco — 1.0%
309,679	UST, Inc.@	13,635,166

Transportation — 0.7%
176,615	C.H. Robinson Worldwide, Inc.@	9,493,056

TOTAL COMMON STOCKS		$1,250,213,009

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.2%
Joint Repurchase Agreement Account II¤
$15,700,000	2 .08%	12/01/2004	$15,700,000
Maturity Value: $15,700,907

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,265,913,009

Shares	Description	Value

Securities Lending Collateral — 12.3%
165,852,125	Boston Global Investment Trust -
	Enhanced Portfolio	$165,852,125

TOTAL INVESTMENTS — 106.4%		$1,431,765,134

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or a portion of security is on loan.

¤	Joint repurchase agreement was entered into on November 30, 2004.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At November 30, 2004, the Growth Opportunities Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $15,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Growth Opportunities Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,227,724,362

Gross unrealized gain	226,512,982
Gross unrealized loss	(22,472,205)

Net unrealized security gain	$204,040,777

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments

     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Banks — 0.2%
13,600	Citigroup, Inc.	$608,600

Beverages — 3.3%
233,630	PepsiCo, Inc.	11,660,473
13,300	The Coca-Cola Co.	522,823

		12,183,296

Biotechnology — 1.6%
95,800	Amgen, Inc. *	5,751,832

Broadcasting & Cable/Satellite TV — 6.1%
225,320	Clear Channel Communications, Inc.	7,588,778
20,200	Comcast Corp. *	606,808
100,400	Comcast Corp. Special Class A*	2,976,860
78,500	EchoStar Communications Corp. *	2,574,015
290,297	Univision Communications, Inc. *	8,737,940

		22,484,401

Commercial Services — 4.6%
62,300	Moody's Corp.	5,030,725
131,400	The McGraw-Hill Cos., Inc.	11,527,722
10,100	W.W. Grainger, Inc.	624,786

		17,183,233

Computer Hardware — 3.8%
289,200	Dell, Inc. *	11,718,384
172,200	EMC Corp. *	2,310,924

		14,029,308

Computer Services — 4.3%
296,900	First Data Corp.	12,199,621
164,400	Sabre Holdings Corp.	3,794,352

		15,993,973

Computer Software — 4.6%
639,400	Microsoft Corp.	17,142,314

Consumer Services — 3.0%
492,600	Cendant Corp.	11,167,242

Drugs & Medicine — 7.4%
50,800	Eli Lilly & Co.	2,709,164
13,400	Johnson & Johnson	808,288
491,460	Pfizer, Inc.	13,647,844
252,900	Wyeth	10,083,123

		27,248,419

Electrical Equipment — 0.9%
7,200	Harman International Industries, Inc.	884,520
69,600	Tyco International Ltd.	2,364,312

		3,248,832

Financials — 12.0%
174,800	Fannie Mae	12,008,760
217,800	Freddie Mac	14,867,028
17,700	Golden West Financial Corp.	2,110,548
229,050	MBNA Corp.	6,083,568
33,800	State Street Corp.	1,506,128
722,600	The Charles Schwab Corp.	7,789,628

		44,365,660

Foods — 1.9%
99,400	Wm. Wrigley Jr. Co.	6,838,720

Gaming/Lodging — 4.4%
109,200	Harrah's Entertainment, Inc.	6,704,880

Shares	Description	Value
114,100	Marriott International, Inc.	6,486,585
57,900	Starwood Hotels & Resorts Worldwide, Inc.	3,027,591

		16,219,056

Health Care Services — 1.9%
195,100	Caremark Rx, Inc. *	6,976,776

Household/Personal Care — 3.1%
125,100	Avon Products, Inc.	4,696,254
44,436	Energizer Holdings, Inc. *	2,075,161
21,000	The Gillette Co.	913,290
68,600	The Procter & Gamble Co.	3,668,728

		11,353,433

Insurance — 1.2%
28,300	Ambac Financial Group, Inc.	2,301,639
8,600	American International Group, Inc.	544,810
43,600	Willis Group Holdings Ltd.	1,650,260

		4,496,709

Internet & Online — 4.6%
56,200	eBay, Inc. *	6,319,690
21,900	Google, Inc.*@	4,007,700
181,800	Yahoo!, Inc. *	6,839,316

		17,166,706

Manufacturing — 0.2%
7,800	3M Co.	620,802

Medical Products — 3.1%
89,100	Guidant Corp.	5,776,353
118,600	Medtronic, Inc.	5,698,730

		11,475,083

Movies & Entertainment — 5.2%
232,700	Liberty Media Corp. *	2,403,791
391,000	Time Warner, Inc. *	6,924,610
289,334	Viacom, Inc. Class B	10,039,890

		19,368,291

Networking Telecom Equipment — 2.8%
559,600	Cisco Systems, Inc. *	10,470,116

Publishing — 2.1%
23,900	Gannett Co., Inc.	1,971,511
74,800	Lamar Advertising Co. *	2,950,112
88,300	Valassis Communications, Inc. *	2,997,785

		7,919,408

Retailing — 7.8%
81,900	CarMax, Inc. *	2,280,915
57,500	Dollar Tree Stores, Inc. *	1,600,225
141,300	Family Dollar Stores, Inc.	4,140,090
129,700	Lowe's Companies, Inc.	7,176,301
265,700	Wal-Mart Stores, Inc.	13,832,342

		29,029,873

Semiconductors — 7.8%
274,300	Intel Corp.	6,130,605
152,800	Linear Technology Corp.	5,830,848
409,700	QUALCOMM, Inc.	17,051,714

		29,013,167

Telecommunications — 1.2%
254,900	Crown Castle International Corp. *	4,302,712

TOTAL COMMON STOCKS		$366,657,962

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II¤
$300,000	2.08%	12/01/2004	$300,000
Maturity Value: $300,017

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL			$366,957,962

Shares	Description	Value

Securities Lending Collateral — 0.6%
2,180,050	Boston Global Investment Trust -
	Enhanced Portfolio	$2,180,050

TOTAL INVESTMENTS — 99.8%		$369,138,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or a portion of security is on loan.

¤	Joint repurchase agreement was entered in to on November 30, 2004.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At November 30, 2004, the Strategic Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

*	At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Strategic Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$348,171,827

Gross unrealized gain	49,060,774
Gross unrealized loss	(28,094,589)

Net unrealized security gain	$20,966,185

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 31, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 31, 2005

* Print the name and title of each signing officer under his or her signature.